UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-1899

Dreyfus Growth Opportunity Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/29

Date of reporting period:	8/31/08

FORM N-CSR

Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
16	Notes to Financial Statements
24	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus
Growth Opportunity Fund, Inc.

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Growth Opportunity Fund, Inc., covering the six-month period from March 1, 2008, through August 31, 2008.

Economic and market conditions generally remained unsettled throughout the reporting period.A persistent credit crisis, downturns in the U.S. and global economies and resurgent inflationary pressures produced heightened market volatility. However, a look at the returns of various stock market indices over the six-month reporting period reveals a counter-historical trend: Smaller, growth-oriented stocks fared relatively well in this environment,while traditionally defensive,larger value stocks posted declines. These results reinforce two important principles of investing: the short-term movements of financial markets are difficult to predict; and diversification across asset classes and investment styles can help cushion the volatility of individual securities and markets.

We believe that monetary and other recent government policy actions should contribute to the recuperation of the ongoing credit crisis, and that credit availability is likely to improve slowly as financial institutions remain cautious. Global energy demand has begun to weaken, potentially alleviating inflationary pressures.The housing market may bottom later this year, with relatively little potential for either sharp subsequent declines or a strong rebound. Consequently, we expect the U.S. economy to slow to sub-par levels for a prolonged period, rather than entering either a sustained rebound or a severe recession.As always, your financial advisor can help you position your investments accordingly.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chief Executive Officer
The Dreyfus Corporation
September 15, 2008

2

DISCUSSION OF FUND PERFORMANCE

For the period of March 1, 2008, through August 31, 2008, as provided by Elizabeth Slover and Martin Stephan, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended August 31, 2008, Dreyfus Growth Opportunity Fund produced a total return of –2.39% .1 In comparison, the fund’s benchmark, the Russell 1000 Growth Index (the “Index”), produced a total return of –0.22% during the same period.2

U.S. stocks generally retreated over the reporting period when soaring energy prices, an economic downturn and a global credit crisis dampened investor sentiment. The fund produced lower returns than its benchmark, primarily due to shortfalls in the industrials, energy, information technology and consumer discretionary sectors.

On a separate note, effective September 30, 2008, the fund will adopt a multi-class structure and will begin offering Class A, C and I shares. Existing shareholders will receive Class Z shares and Class Z shares will be closed to new investors. David Sealy and Barry Mills will also be added as co-portfolio managers. Martin Stephan will be removed as the co-primary portfolio manager of the fund effective September 30, 2008.

The Fund’s Investment Approach

In seeking long-term capital growth consistent with the preservation of capital, the fund invests at least 80% of its assets in common stocks. The fund also may invest up to 25% of its assets in foreign securities. Current income is a secondary goal. We employ both “bottom-up” and “top-down” approaches to create a portfolio of growth stocks. Our top-down analysis of economic, market or industry trends may lead to overweighted or underweighted positions in certain market sectors. We then use bottom-up fundamental analysis within those sectors to identify companies with sound financial health, growing earnings or cash flows, strong competitive positions and the presence of a catalyst that can trigger an increase in the company’s stock price.

As of September 30, 2008, the fund will invest in stocks selected by a team of core research analysts, with each analyst responsible for fund investments in his or her area of expertise.These analysts will utilize a fundamental, bottom-up research process to identify investments for the fund. The fund will invest in those companies in which the ana-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

lysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation.The analysts, under the direction of the director of the core research team, will determine the fund’s allocations among market sectors.

Stocks Struggled in Economic Downturn

U.S. stocks generally produced disappointing results over the reporting period amid an onslaught of negative economic news.As housing values plummeted and unemployment rates climbed, mortgage delinquencies and foreclosures rose sharply, fueling ongoing turmoil in the mortgage market. Meanwhile, escalating commodity prices over much of the reporting period burdened consumers with soaring oil, gas and home heating expenditures and rising food costs.These factors caused consumers to cut back on spending in other, more discretionary areas. In addition, with banks increasingly reluctant to lend, many businesses reduced capital spending in anticipation of a more difficult business environment.

Meanwhile, a credit crisis that began in the sub-prime mortgage market continued to batter commercial banks, investment banks, insurers and mortgage agencies.A number of the world’s major financial institutions announced additional write-downs and write-offs over the reporting period, sparking steep declines in their stock prices. In this environment, growth stocks generally produced higher returns than their value-oriented counterparts as consistent earnings growth became harder to find in the economic slowdown.

Security Selection Strategies Produced Mixed Results

The fund achieved mixed results in the challenging investment climate, as relatively strong results from some sectors were more than offset by disappointments in other areas.The industrials sector delivered sub-par results, as commercial machinery manufacturers Manitowoc and Terex dropped along with commodity prices later in the reporting period amid a prolonged slump in construction and development.The fund held no exposure to the road-and-rail industry,which encountered rising demand from shippers seeking less expensive transportation alternatives as fuel prices climbed.In the energy sector,oil-and-gas services firms Schlumberger and Halliburton stumbled when commodity prices retreated from their highs.

Among information technology companies, the stock price of semiconductors leader Intel proved to be volatile as the company suffered analyst downgrades and lower profit margins when consumer and business demand slackened for some technology products. Computer hardware maker Hewlett-Packard, which was sold during the reporting period,

4

fared well through May, when its acquisition of Electronic Data Systems was poorly received by investors, sparking subsequent declines.

In the consumer discretionary sector, International Game Technology experienced market share erosion during a slowdown in the gaming industry, while lodging giant Marriott International suffered from cancellations as the weak economy forced business groups to postpone or refrain from travel. Apparel maker Gildan Activewear performed poorly when it missed earnings targets due to inventory write-downs and a manufacturing disruption at one of its facilities. International Game Technology, Marriott International and Gildan Activewear were sold during the reporting period.

On the other hand, the fund avoided pronounced weakness in managed care provider United Health Group, which was hurt by higher costs. As a result, the fund’s return was not negatively impacted by the health care sector. The fund also produced above-average results in the hard-hit financials sector, avoiding mortgage giant Freddie Mac in advance of a severe capital shortage that resulted in the company’s takeover by the federal government.The fund also held no exposure to derivatives exchange CME Group, which fell sharply in the intensifying credit crunch.

Finding Opportunities in a Challenging Market

As of the reporting period’s end, the economic downturn has persisted and the credit crisis has intensified. Therefore, we have maintained the fund’s disciplined security selection strategy, which we believe is critical to weathering market downturns. Although consistent earnings growth has become more difficult to find during the downturn, our analysts have continued to find what in our view are attractive opportunities in most market sectors. Indeed, recent declines appear to have punished some growth stocks too severely, resulting in compelling valuations among growth companies that, in our judgment, are likely to hold up well during the slowdown and prosper when a recovery eventually materializes.

September 15, 2008

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index return does not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Growth Opportunity Fund, Inc. from March 1, 2008 to August 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2008

Expenses paid per $1,000 †	$ 4.92
Ending value (after expenses)	$976.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2008

Expenses paid per $1,000 †	$ 5.03
Ending value (after expenses)	$1,020.16

† Expenses are equal to the fund’s annualized expense ratio of .99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
August 31, 2008 (Unaudited)

Common Stocks—97.3%	Shares	Value ($)

Computers—6.9%
Apple	34,080[a]	5,777,582
Microsoft	271,200	7,401,048
		13,178,630
Consumer Discretionary—8.6%
Central European Media Enterprises, Cl. A	17,480 [a,b]	1,361,867
Darden Restaurants	47,920	1,403,577
Family Dollar Stores	63,590 [b]	1,584,663
Gap	89,140	1,733,773
Home Depot	63,460	1,721,035
Johnson Controls	58,200	1,799,544
News, Cl. A	96,550	1,367,148
O’Reilly Automotive	40,100 [a]	1,167,712
Ross Stores	36,990	1,487,368
Scripps Networks Interactive, Cl. A	27,500 [b]	1,142,350
WMS Industries	46,170 [a,b]	1,551,312
		16,320,349
Consumer Staples—12.7%
Cadbury, ADR	33,854	1,561,346
Coca-Cola Enterprises	57,100	974,697
Colgate-Palmolive	21,210	1,612,596
CVS Caremark	41,150	1,506,090
Dean Foods	65,860 [a]	1,657,696
Estee Lauder, Cl. A	28,830	1,434,869
Kellogg	18,800	1,023,472
Kraft Foods, Cl. A	40,810 [b]	1,285,923
PepsiCo	75,250	5,153,120
Philip Morris International	80,530	4,324,461
Wal-Mart Stores	59,130	3,492,809
		24,027,079
Energy—11.5%
Cameron International	19,060 [a]	888,005
Chevron	25,770	2,224,466
Halliburton	54,160	2,379,790

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Helmerich & Payne	22,490	1,284,629
Hess	9,260	969,615
Marathon Oil	22,900	1,032,103
National Oilwell Varco	34,290 [a]	2,528,202
Schlumberger	46,750	4,404,785
Southwestern Energy	30,840 [a]	1,183,331
Transocean	13,275 [a]	1,688,580
Weatherford International	40,480 [a]	1,561,719
Williams	53,100	1,640,259
		21,785,484
Financial—3.8%
ACE	17,400	915,414
Ameriprise Financial	18,600	836,070
Astoria Financial	62,390	1,363,222
MetLife	23,100	1,252,020
People’s United Financial	88,100	1,578,752
T. Rowe Price Group	20,200 [b]	1,199,072
		7,144,550
Health Care—13.5%
Abbott Laboratories	62,580	3,593,969
Aetna	26,600	1,147,524
Baxter International	30,760	2,084,298
Celgene	27,340 [a]	1,894,662
Covidien	22,130	1,196,569
Genentech	21,500 [a]	2,123,125
Gilead Sciences	43,620 [a]	2,297,902
Invitrogen	22,800 [a,b]	968,088
Laboratory Corp. of America Holdings	18,460 [a,b]	1,350,349
Medco Health Solutions	28,920 [a]	1,354,902
Psychiatric Solutions	26,280 [a,b]	992,070
Schering-Plough	131,980	2,560,412
Vertex Pharmaceuticals	55,500 [a]	1,490,730

8

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Wyeth	20,490	886,807
Zimmer Holdings	22,100 [a]	1,599,819
		25,541,226
Industrials—11.7%
3M	25,030	1,792,148
Danaher	22,300 [b]	1,819,011
Eaton	31,500	2,305,170
Emerson Electric	44,740	2,093,832
General Electric	103,650	2,912,565
Goodrich	53,700	2,752,125
Honeywell International	25,300	1,269,301
Lockheed Martin	13,380	1,557,967
Manitowoc	58,510	1,473,282
Terex	37,880 [a]	1,904,985
Waste Management	63,900	2,248,002
		22,128,388
Information Technology—20.9%
Accenture, Cl. A	46,530	1,924,481
Activision Blizzard	33,510 [a]	1,099,798
Adobe Systems	44,360 [a]	1,899,939
Alliance Data Systems	22,360 [a,b]	1,436,406
Amphenol, Cl. A	31,740	1,508,285
BMC Software	36,510 [a]	1,188,766
Check Point Software Technologies	43,700 [a]	1,070,213
Cisco Systems	237,260 [a]	5,706,103
Dell	111,180 [a]	2,415,941
Google, Cl. A	8,530 [a]	3,951,864
Intel	194,300	4,443,641
Logitech International	38,590 [a]	1,029,967
Marvell Technology Group	90,060 [a]	1,270,747
MasterCard, Cl. A	4,110	996,881
McAfee	37,320 [a]	1,476,379

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Microchip Technology	51,700 [b]	1,654,917
Nokia, ADR	67,330	1,694,696
Nortel Networks	3,597 [a]	21,690
Oracle	129,360 [a]	2,836,865
Research In Motion	15,840 [a]	1,926,144
		39,553,723
Materials—4.8%
Celanese, Ser. A	46,330	1,786,485
Freeport-McMoRan Copper & Gold	21,790 [b]	1,946,283
Intrepid Potash	22,437	1,062,616
Monsanto	21,080	2,408,390
Praxair	22,100	1,985,464
		9,189,238
Telecommunication Services—1.9%
Metropcs Communications	54,260 [a,b]	915,366
Sprint Nextel	309,020	2,694,654
		3,610,020
Utilities—1.0%
Public Service Enterprise Group	21,600	880,632
Questar	21,370	1,108,889
		1,989,521
Total Common Stocks
(cost $175,091,720)		184,468,208

Other Investment—2.7%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,158,000)	5,158,000 [c]	5,158,000

10

Investment of Cash Collateral
for Securities Loaned—7.7%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $14,630,781)	14,630,781 [c]	14,630,781

Total Investments (cost $194,880,501)	107.7%	204,256,989
Liabilities, Less Cash and Receivables	(7.7%)	(14,614,282)
Net Assets	100.0%	189,642,707

ADR—American Depository Receipts
[a] Non-income producing security.
[b] All or a portion of these securities are on loan. At August 31, 2008, the total market value of the fund’s securities on loan is $15,784,371 and the total market value of the collateral held by the fund is $16,454,604, consisting of cash collateral of $14,630,781 and U.S. Government and Agency securities valued at $1,823,823.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Information Technology	20.9	Computers	6.9
Health Care	13.5	Materials	4.8
Consumer Staples	12.7	Financial	3.8
Industrials	11.7	Telecommunication Services	1.9
Energy	11.5	Utilities	1.0
Money Market Investments	10.4
Consumer Discretionary	8.6		107.7

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $15,784,371)—Note 1(c):
Unaffiliated issuers	175,091,720	184,468,208
Affiliated issuers	19,788,781	19,788,781
Cash		5,855
Dividends and interest receivable		240,296
Receivable for shares of Common Stock subscribed		18
Prepaid expenses		11,594
		204,514,752

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		145,968
Liability for securities on loan—Note 1(c)		14,630,781
Payable for shares of Common Stock redeemed		45,925
Accrued expenses		49,371
		14,872,045

Net Assets ($)		189,642,707

Composition of Net Assets ($):
Paid-in capital		182,960,635
Accumulated undistributed investment income—net		342,931
Accumulated net realized gain (loss) on investments		(3,037,347)
Accumulated net unrealized appreciation
(depreciation) on investments		9,376,488

Net Assets ($)		189,642,707

Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		23,838,185
Net Asset Value, offering and redemption price per share ($)		7.96

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended August 31, 2008 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $2,395 foreign taxes withheld at source):
Unaffiliated issuers	1,223,387
Affiliated issuers	66,873
Income from securities lending	51,650
Total Income	1,341,910
Expenses:
Management fee—Note 3(a)	752,033
Shareholder servicing costs—Note 3(b)	177,535
Professional fees	29,553
Custodian fees—Note 3(b)	12,074
Registration fees	10,816
Directors’ fees and expenses—Note 3(c)	8,737
Prospectus and shareholders’ reports	6,469
Loan commitment fees—Note 2	600
Miscellaneous	7,458
Total Expenses	1,005,275
Less—reduction in fees due to
earnings credits—Note 1(c)	(6,892)
Net Expenses	998,383
Investment Income—Net	343,527

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign transactions	(2,713,320)
Net unrealized appreciation (depreciation) on investments	(2,370,792)
Net Realized and Unrealized Gain (Loss) on Investments	(5,084,112)
Net (Decrease) in Net Assets Resulting from Operations	(4,740,585)

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2008	Year Ended
	(Unaudited)	February 29, 2008

Operations ($):
Investment income—net	343,527	1,072,912
Net realized gain (loss) on investments	(2,713,320)	20,281,830
Net unrealized appreciation
(depreciation) on investments	(2,370,792)	(13,293,055)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(4,740,585)	8,061,687

Dividends to Shareholders from ($):
Investment income—net	(237,253)	(1,095,785)
Net realized gain on investments	(3,449,664)	(20,821,217)
Total Dividends	(3,686,917)	(21,917,002)

Capital Stock Transactions ($):
Net proceeds from shares sold	1,553,670	3,635,830
Dividends reinvested	3,564,922	21,194,145
Cost of shares redeemed	(7,800,395)	(20,584,120)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(2,681,803)	4,245,855
Total Increase (Decrease) in Net Assets	(11,109,305)	(9,609,460)

Net Assets ($):
Beginning of Period	200,752,012	210,361,472
End of Period	189,642,707	200,752,012
Undistributed investment income—net	342,931	236,657

Capital Share Transactions (Shares):
Shares sold	182,966	396,062
Shares issued for dividends reinvested	437,413	2,290,056
Shares redeemed	(936,044)	(2,214,612)
Net Increase (Decrease) in Shares Outstanding	(315,665)	471,506

See notes to financial statements.
14

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
August 31, 2008			Fiscal Year Ended February,

	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	8.31	8.88	8.90	8.07	8.04	5.99
Investment Operations:
Investment income—net [a]	.01	.05	.02	.02	.05	.04
Net realized and unrealized
gain (loss) on investments	(.20)	.34	.56	.83	.04	2.04
Total from Investment Operations	(.19)	.39	.58	.85	.09	2.08
Distributions:
Dividends from
investment income—net	(.01)	(.05)	(.02)	(.02)	(.06)	(.03)
Dividends from net realized
gain on investments	(.15)	(.91)	(.58)	—	—	—
Total Distributions	(.16)	(.96)	(.60)	(.02)	(.06)	(.03)
Net asset value, end of period	7.96	8.31	8.88	8.90	8.07	8.04

Total Return (%)	(2.39)[b]	3.49	6.61	10.58	1.12	34.81

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.00[c]	.98	1.04	1.02	1.04	1.03
Ratio of net expenses
to average net assets	.99[c]	.98[d]	1.04	1.02	1.04	1.03
Ratio of net investment income
to average net assets	.34[c]	.49	.19	.19	.66	.50
Portfolio Turnover Rate	82.31[b]	106.41	101.93	85.41	103.82	78.29

Net Assets, end of period
($ x 1,000)	189,643	200,752	210,361	224,514	226,827	250,822

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
[c]	Annualized.
[d]	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Growth Opportunity Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to provide long-term capital growth consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on the exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value,the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($) †

Level 1—Quoted Prices	204,256,989	0
Level 2—Other Significant
Observable Inputs	0	0
Level 3—Significant
Unobservable Inputs		0
Total	204,256,989	0

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by cash collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

period ended August 31, 2008,The Bank of New York Mellon earned $22,135 from lending fund portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended August 31, 2008.

As of and during the period ended February 29, 2008, the fund did not have any liabilities for any unrecognized tax benefits.The fund recog-

nizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended February 29, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended February 29, 2008 was as follows: ordinary income $9,198,024 and long term capital gains $12,718,978.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended August 31, 2008, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the Manager will bear such excess expense. During the period ended August 31, 2008, there was no expense reimbursement pursuant to the Agreement.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of ..25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended August 31, 2008, the fund was charged $95,272 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended August 31, 2008, the fund was charged $51,664 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2008, the fund was charged $6,892 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2008, the fund was charged $12,074 pursuant to the custody agreement.

During the period ended August 31, 2008, the fund was charged $2,820 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $119,736, custodian fees $4,472, chief compliance officer fees $3,760, and transfer agency per account fees $18,000.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2008, amounted to $159,641,613 and $161,994,892, respectively.

At August 31, 2008, accumulated net unrealized appreciation on investments was $9,376,488, consisting of $17,342,313 gross unrealized appreciation and $7,965,825 gross unrealized depreciation.

At August 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

NOTE 5—Reorganization:

On July 15, 2008, the Board of Directors approved, effective September 30, 2008, the adoption of a multiple class structure. The fund offers Class A, Class C and Class I shares. Existing shares have been redesignated Class Z shares.

On September 23, 2008, the Board of Directors approved, effective on or about December, 1, 2008, to change the name of the fund from “Dreyfus Growth Opportunity Fund, Inc.” to “Dreyfus Research Growth Fund, Inc.”

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board held on March 4 and 5, 2008, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2009. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting, administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail, no-load, large cap growth funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional large-cap growth funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted that the fund’s total return performance for one- and two-year periods ended January 31, 2008 was in the third and first quartile, respectively of the Performance Group and in the second quartile and first quartile, respectively of the Performance Universe. Dreyfus also provided a comparison of the fund’s total return to the returns of the fund’s benchmark index for each calendar year for the past ten years, noting that the fund exceeded the benchmark performance for two out of the last three calendar years.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board members noted that while the fund’s management fee was in the third quartile of its Expense Group and Expense Universe, the total expense ratio was in the first and second quartile of its Expense Group and Expense Universe, respectively.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds managed by Dreyfus with similar investment objectives, policies and strategies as the fund (the “Similar Funds”). Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of Dreyfus’ performance, and the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds managed

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT(Unaudited)(continued)

by Dreyfus to evaluate the appropriateness and reasonableness of the fund’s management fees. The Board acknowledged that the differences in fees paid by the Similar Funds seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.

26

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board generally was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the portfolio to Dreyfus was reasonable in light of the considerations described above.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 27

NOTES

For More Information

Dreyfus
Growth Opportunity Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol: DREQX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

0018SA0808

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and

2

independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth Opportunity Fund, Inc.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	October 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	October 27, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	October 27, 2008

4

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

5